BUSINESS COMBINATIONS (Tables)	6 Months Ended
Jun. 28, 2024
Business combinations [Abstract]
Schedule of net assets acquired
The following table details the Euro equivalent consideration and provisional fair values of assets acquired and liabilities assumed:

Total
€ million
Intangible assets	478
Property, plant and equipment	1,089
Investment property	46
Other non-current assets	47
Inventories	228
Amounts receivable from related parties	22
Trade accounts receivable	75
Other current assets	58
Cash and cash equivalents	19
Borrowings, less current portion	(7)
Employee benefit liabilities	(15)
Non-current provisions	(16)
Deferred tax liabilities	(173)
Other non-current liabilities	(17)
Current portion of borrowings	(61)
Current provisions	(29)
Current tax liabilities	(27)
Amounts payable to related parties	(55)
Trade and other payables	(383)
Net identifiable assets acquired	1,279
Non-controlling interest	(2)
Goodwill	270
Fair value of consideration	1,547